Risk management - Wholesale Banking: Forborne portfolio by economic sector (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Forborne assets	€ 16,438	€ 19,816
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	8,359	9,798
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	1,239	2,047
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	2,000	1,665
Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	1,073	1,336
Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	1,082	1,202
Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	697	793
Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	172	581
Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	469	407
Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	255	366
Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	302	361
Wholesale Banking | Chemicals Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	191	347
Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	168	177
Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	710	516
Performing
Disclosure of credit risk exposure [line items]
Forborne assets	10,853	13,793
Performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	5,880	7,455
Performing | Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	603	1,177
Performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	1,917	1,570
Performing | Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	868	1,061
Performing | Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	543	749
Performing | Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	665	687
Performing | Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	125	535
Performing | Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	255	271
Performing | Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	176	321
Performing | Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	227	304
Performing | Wholesale Banking | Chemicals Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	168	324
Performing | Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	94	135
Performing | Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	240	318
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,585	6,022
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,478	2,343
Of which: non-performing | Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	636	870
Of which: non-performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	84	95
Of which: non-performing | Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	205	274
Of which: non-performing | Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	539	452
Of which: non-performing | Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	32	106
Of which: non-performing | Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	46	46
Of which: non-performing | Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	214	136
Of which: non-performing | Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	80	45
Of which: non-performing | Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	76	57
Of which: non-performing | Wholesale Banking | Chemicals Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	23	22
Of which: non-performing | Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	74	41
Of which: non-performing | Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	€ 469	€ 197